COMMITMENTS AND CONTINGENCIES - Warranties and Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning of year	$ 237	$ 219	$ 213
Accruals for warranties/guarantees issued during the year	144	186	139
Adjustment of pre-existing warranties/guarantees	6	3	(27)
Settlement of warranty/guarantee claims	(148)	(171)	(106)
Reclassifications to Liabilities held for sale	(19)	0	0
End of year	220	237	219
Standard Product Warranty Accrual, Balance Sheet Classification [Abstract]
Accrued liabilities	180	202
Other liabilities	40	35
Total obligations for product warranties and product performance guarantees	$ 220	$ 237	$ 219